Acquisitions and Divestments - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Apr. 12, 2012 Catena Group [Member]	Dec. 31, 2013 Catena Group [Member]	Jan. 04, 2012 Trident Microsystems, Inc. [Member]	Jul. 19, 2012 High Speed Data Converter Business [Member]	Jul. 04, 2011 Sound Solutions Business [Member]
Business Acquisition And Divestiture [Line Items]
Purchase price consideration			$ 20
Purchase price, treasury shares	9,626,805		599,000
Purchase price, shares value			14
Purchase price allocation to goodwill	1	11	11
Other intangible assets, amortization period	5 years			5 years
Purchase price allocation to other intangible assets			9
Purchase price allocation to assets acquired			7
Purchase price allocation to liabilities assumed			7
Gain (loss) on sale of business						19
Proceeds from sale of business						$ 31	$ 855
Shareholding percentage					60.00%